AB Tax-Managed Wealth Appreciation Strategy
AB TAX-MANAGED WEALTH APPRECIATION STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Strategy's investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Strategies--Sales Charge Reduction Programs for Class A Shares on page 56 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 102 of the Strategy's Statement of Additional Information ("SAI").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - AB Tax-Managed Wealth Appreciation Strategy	CLASS A SHARES		CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]			(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.00%	[2]	1.00%	[3]	none
Exchange Fee	none		none		none		none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AB Tax-Managed Wealth Appreciation Strategy		CLASS A	CLASS B	CLASS C	ADVISOR CLASS
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses: Transfer Agent		0.02%	0.03%	0.03%	0.02%
Other Expenses		0.09%	0.09%	0.08%	0.09%
Total Other Expenses		0.11%	0.12%	0.11%	0.11%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.24%	0.24%	0.24%	0.24%
Total Annual Strategy Operating Expenses		1.25%	2.01%	2.00%	1.00%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.17%	1.93%	1.92%	0.92%
[1]	In connection with the Strategy's investments in AB Multi-Manager Alternative Strategies Fund (the "Fund"), the Adviser has contractually agreed to (i) waive the portion of its management fee attributable to its services after paying subadvisory fees to sub-advisers and (ii) reimburse the Strategy for the "Total Other Expenses" of the Fund (excluding interest and short sales expenses), in each case as included in "Acquired Fund Fees and Expenses" and paid by the Strategy. This fee waiver will remain in effect until December 31, 2017. In connection with the Strategy's investments in AB All Market Real Return Portfolio (the "Portfolio"), the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Strategy in an amount equal to the Strategy's share of the advisory fees of the Portfolio, as included in "Acquired Fund Fees and Expenses" and paid by the Strategy. This fee waiver and/or expense reimbursement will remain in effect until December 31, 2017. In connection with the Strategy's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Strategy in an amount equal to the Strategy's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses." This fee waiver will remain in effect until December 31, 2017 and will continue thereafter from year-to-year unless the Adviser provides notice of termination to the Strategy 60 days prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that any fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AB Tax-Managed Wealth Appreciation Strategy - USD ($)	CLASS A	CLASS B	CLASS C	ADVISOR CLASS
After 1 Year	$ 539	$ 596	$ 295	$ 94
After 3 Years	797	822	620	310
After 5 Years	1,075	1,074	1,071	545
After 10 Years	$ 1,865	$ 2,132	$ 2,322	$ 1,217

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - AB Tax-Managed Wealth Appreciation Strategy - USD ($)	CLASS B	CLASS C
After 1 Year	$ 196	$ 195
After 3 Years	622	620
After 5 Years	1,074	1,071
After 10 Years	$ 2,132	$ 2,322

PORTFOLIO TURNOVER
The Strategy or an investment company in which the Strategy invests (an "Underlying Portfolio") pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 47% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. The Strategy may also invest in certain Underlying Portfolios with additional investment styles, which, while not necessarily tax-efficient, are designed to add diversification to the Strategy's investments. The Strategy targets a weighting of approximately 73% in equity securities of companies, or traditional equity investments, and approximately 28% in diversification investments (described below). In managing the Strategy, the Adviser efficiently diversifies between growth and value equity investment styles, between U.S. and non-U.S. markets and among diversification investments. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each) for the traditional equity component of the Strategy, with approximately 60% of each equity style invested in U.S. companies and the remaining 40% in non-U.S. companies.

The following table shows the target percentages of its net assets that the Strategy will invest in each of the investment components of the Strategy's portfolio indicated as of the date of this Prospectus. The Adviser will allow the relative weightings of the Strategy's investments in traditional equity growth and value, and in U.S. and non-U.S. company securities, to vary in response to market conditions, but ordinarily only by (+/-)5% of the Strategy's net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to (+/-)10% of the Strategy's net assets. The Strategy's targeted percentages may change from time to time without notice to shareholders based on the Adviser's assessment of market conditions.
ASSET CLASS   INVESTMENT COMPONENT                               TARGETED BLEND
-------------------------------------------------------------------------------
EQUITY        Growth                                                     21.75%
              -----------------------------------------------------------------
              Value                                                      21.75%
              -----------------------------------------------------------------
              International Growth                                       14.50%
              -----------------------------------------------------------------
              International Value                                        14.50%
-------------------------------------------------------------------------------
DIVERSIFIERS  Volatility Management                                      15.00%
              -----------------------------------------------------------------
              Multi-Manager Alternative Strategies                        8.00%
              -----------------------------------------------------------------
              All Market Real Return*                                     4.50%
-------------------------------------------------------------------------------
* Effective on or about March 15, 2017. Prior to this time, this investment component is "Multi-Asset Real Return," exposure to which is gained through the Strategy's investment in the Multi-Asset Real Return Portfolio. This Underlying Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. These instruments include inflation-indexed securities, commodity-related equity securities, commodity-related derivatives and real estate securities.

The Strategy also invests in Underlying Portfolios that are intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. This category of Underlying Portfolios includes the Multi-Manager Alternative Strategies Fund, which is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected and overseen by the Adviser. These investments will be primarily in four different alternative investment strategies--long/short equity, special situations, credit and global macro. The Strategy invests approximately 8% of its assets in this Underlying Portfolio. Also in this category is the All Market Real Return Portfolio, which invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. This Underlying Portfolio invests primarily in inflation-indexed fixed-income securities, commodity-related equity securities, commodities (principally through derivative instruments), real estate equity securities, inflation sensitive equity securities, and currencies. The Strategy invests approximately 5% of its assets in this Underlying Portfolio.

As part of its diversification investments, the Strategy also invests approximately 15% of its assets in the Volatility Management Portfolio, which is managed by the Adviser. This Underlying Portfolio is designed to reduce the overall effect of equity market volatility on the Strategy's portfolio and the effects of adverse market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce the Underlying Portfolio's equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy's investments in equity securities.

For the Strategy's traditional equity investments, the Adviser selects growth and value equity securities by drawing from a variety of its fundamental growth and value investment disciplines to produce a blended portfolio. Within each investment discipline, the Adviser is able to draw on the resources and expertise of multiple growth and value equity investment teams, specializing in different capitalization ranges and geographic regions (U.S. and non-U.S.), which are supported by equity research analysts specializing in growth research, and equity research analysts specializing in value research.

Each growth investment team selects stocks using a process that seeks to identify companies with strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. This discipline relies heavily upon the fundamental analysis and research of the Adviser's internal growth research staff, which follows over 1,500 U.S. and non-U.S. companies. The Adviser's growth analysts prepare their own earnings estimates and financial models for each company followed. Research emphasis is placed on identifying companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations. Each growth investment team constructs a portfolio that emphasizes equity securities of a limited number of carefully selected, high-quality companies that are judged likely to achieve superior earnings growth.

Each value investment team seeks to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities. This fundamental value discipline relies heavily upon the Adviser's internal value research staff, which follows over 1,500 U.S. and non-U.S. companies. Teams within the value research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. The Adviser identifies and quantifies the critical variables that control a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. Through application of this value investment process, each value investment team constructs a portfolio that emphasizes equity securities of a limited number of value companies.

The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and may invest in the securities of companies in emerging markets.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Strategy may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives. The Strategy may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps.
PRINCIPAL RISKS
  MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  FOREIGN (NON-U.S.) RISK: The Strategy's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors. These risks may be heightened if the Strategy invests in securities of emerging market countries, where there may be an increased amount of economic, political and social instability.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.
  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Strategy's net asset value, or NAV, when one of these investments is performing more poorly than another.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.
As with all investments, you may lose money by investing in the Strategy.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:
  how the Strategy's performance changed from year to year over ten years; and
  how the Strategy's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Strategy's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Strategy's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2016, the year-to-date unannualized return for Class A shares was 4.47%.

During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 18.95%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -21.68%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2015)
Average Annual Total Returns - AB Tax-Managed Wealth Appreciation Strategy		1 YEAR	5 YEARS	10 YEARS
CLASS A	[1]	(5.13%)	5.57%	2.59%
CLASS A | Return After Taxes on Distributions	[1]	(6.76%)	4.85%	2.12%
CLASS A | Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(1.64%)	4.28%	2.03%
CLASS B		(5.35%)	5.69%	2.43%
CLASS C		(2.52%)	5.74%	2.30%
ADVISOR CLASS		(0.59%)	6.80%	3.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.57%	7.31%
MSCI ACWI Ex US Index (reflects no deduction for fees, expenses, or taxes)		(5.66%)	1.06%	2.92%
60% S&P 500 Index/40% MSCI ACWI Ex US Index (reflects no deduction for fees, expenses, or taxes)	[2]	(1.43%)	7.90%	5.63%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Strategy shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	The information in the 60% S&P 500 Index/40% MSCI ACWI Ex US Index shows how the Strategy's performance compares with the returns of an index of securities similar to those in which the Strategy invests.